Property, plant and equipment (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,645
Balance at end of period	2,540
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,244
Balance at end of period	1,428
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,123
Balance at end of period	881
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	278
Balance at end of period	231
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,287
Additions	860
Effects of foreign exchange	(455)
Balance at end of period	4,692
Costs | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	2,098
Additions	796
Effects of foreign exchange	(238)
Balance at end of period	2,656
Costs | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,830
Additions	64
Effects of foreign exchange	(153)
Balance at end of period	1,741
Costs | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	359
Additions	0
Effects of foreign exchange	(64)
Balance at end of period	295
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,642)
Additions	(721)
Effects of foreign exchange	211
Balance at end of period	(2,152)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(854)
Additions	(491)
Effects of foreign exchange	117
Balance at end of period	(1,228)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(707)
Additions	(221)
Effects of foreign exchange	68
Balance at end of period	(860)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(81)
Additions	(9)
Effects of foreign exchange	26
Balance at end of period	$ (64)